Taxes recoverable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Tax assets recoverable [Abstract]
Corporate income tax (IRPJ)	R$ 67,963	R$ 56,342
Social contribution tax on net profit (CSLL)	17,716	16,743
Social security contribution tax (INSS)	19,759	19,669
Integration program (PIS) / Social security financing (COFINS)/Social contribution tax	8,405	9,259
Withholding income tax (IRRF)	5,099	16,946
Advances for Tax Amnesty Programs	16,225	16,225
PIS/COFINS recoverable on acquisition of assets	12,089	13,099
Other	7,159	5,728
Total	154,415	154,011
Current	106,282	101,870
Non-current	R$ 48,133	R$ 52,141